BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2014
Stockholders' Equity (Deficit)
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	75,000,000	75,000,000	75,000,000
Common stock issued	10,360,000	10,360,000	10,360,000	2,360,000
Common stock outstanding	10,360,000	10,360,000	10,360,000